Schedule of Revenue By Geographical Region (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 14,004,527	$ 13,326,824	$ 15,097,056
Western Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	7,642,659	5,857,613	5,803,482
Central Eastern and Southern Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	963,257	622,106	358,871
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	4,910,879	5,867,849	7,468,376
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 487,732	$ 979,256	$ 1,466,327